Share Capital and Premium Related to the Share Capitals - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
		Nov. 14, 2023	Jun. 30, 2024		Jun. 30, 2023	May 28, 2024	May 12, 2024	May 03, 2024	Mar. 05, 2024	Dec. 31, 2023	Nov. 01, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Exercise of share warrants, employee warrants, stock-options and free-shares, shares	[1]		342,434
Equity investment								$ 28,000
Par value per share			$ 0.05		$ 0.05					$ 0.05		$ 0.05
Conversion ratio		one-for-one basis
Share issuance related cost			$ 200
Share premium [member]
Disclosure of classes of share capital [line items]
Share issuance related cost			$ 207	[2]	$ 1,455
"Class A" Convertible Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Additional investments by subscription of shares		10,000,000
Par value per share		$ 5
"Class B" Convertible Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Additional investments by subscription of shares		18,000,000
Par value per share		$ 5
Astra Zeneca [Member]
Disclosure of classes of share capital [line items]
Number of shares issued								28,000,000			16,000,000
Equity investment		$ 140,000
Par value per share								$ 5			$ 5
Capital Evolution 2024 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued						135,980	2,120		204,334
Exercise of share warrants, employee warrants, stock-options and free-shares, shares			342,434
Capital Evolution 2024 [Member] | Subsequent Investment Agreement (SIA) [Member]
Disclosure of classes of share capital [line items]
Number of shares issued			28,000,000
Equity investment			$ 140,000
Par value per share			$ 5
Conversion ratio			one-for-one basis
Capital Evolution 2024 [Member] | "Class A" Convertible Preferred Shares [Member] | Subsequent Investment Agreement (SIA) [Member]
Disclosure of classes of share capital [line items]
Additional investments by subscription of shares			10,000,000
Capital Evolution 2024 [Member] | "Class B" Convertible Preferred Shares [Member] | Subsequent Investment Agreement (SIA) [Member]
Disclosure of classes of share capital [line items]
Additional investments by subscription of shares			18,000,000
Par value per share			$ 5.00
Capital Evolution 2024 [Member] | Astra Zeneca [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Share issuance related cost			$ 200

[1]	During the six-month period ended June 30, 2024, 342,434 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested.

On March 5, 2024, 204,334 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the March 5, 2021 free shares award.

On May 12, 2024, 2,120 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 12, 2021 free shares award.

On May 28, 2024, 135,980 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 28, 2021 free shares award.

[2]	The transaction costs recognized as a reduction of share premium during the six-months ended June 30, 2024 correspond to the $0.2 million issuance cost related to AstraZeneca additional investment.